U.S. Global Investors Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

November 20, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”)
File Nos. 002-35439/811-01800
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements dated November 3, 2017 to the Investor Class Shares Prospectus and Institutional Class Shares Prospectus dated May 1, 2017, for the Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on November 3, 2017 (Accession Numbers: 0001435109-17-000780 for the Investor Class Shares Prospectus and 0001435109-17-000779 for the Institutional Class Shares Prospectus).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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